RESTRICTED CASH AND SHORT-TERM RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2015
Restricted Cash and Investments [Abstract]
Components of restricted cash and cash equivalents

Our restricted cash and short-term investment balances are as follows:

(in thousands of $)	2015	2014
Restricted cash relating to the total return equity swap (see note 30)	92,752	46,051
Restricted cash in relation to the Golar Viking	—	25,000
Restricted cash in relation to the Hilli	280,000	—
Restricted cash and short-term receivables held by ICBC lessor VIEs (see note 4)	35,450	—
Restricted cash relating to projects	—	3,111
Restricted cash relating to office lease	361	425
Total restricted cash	408,563	74,587
Less: Amounts included in short-term restricted cash and short-term receivables	228,202	74,162
Long-term restricted cash	180,361	425